Retirement Benefit Plans - Additional Information (Detail) £ in Thousands		1 Months Ended			12 Months Ended				36 Months Ended
	Apr. 01, 2009	Dec. 31, 2017 Employee	Jun. 30, 2017 GBP (£)	Jun. 30, 2014 GBP (£)	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£) Member Valuation	Mar. 31, 2017 GBP (£)	Mar. 31, 2016 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure Of Retirement Benefit Plans [Line Items]
Transition payments percentage						2.00%
Weighted average term of liabilities						16 years
Length of time over which payments will be made to all retirees from the fund						70 years
Normal pensionable age	60 years
Maximum period of addressing deficit						20 years
Number of recent triennial valuations | Valuation						2
Percentage of investment in growth asset			45.00%	60.00%					45.00%
De-risking to low risk investment approach year			2034	2034
Flat discount rate			1.00%						1.00%
Threshold dividend per share						10.00%
Threshold dividend per share of share buybacks						£ 200,000
Share buybacks in excess per year						200,000
Threshold for BTPS						1,500,000
Deficit threshold level for application for provision						£ 2,000,000
BTRSS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Number of active members | Member						35,000
Contribution to plan						£ 167,000
Each Month Between 1 April 2018 and November 2020
Disclosure Of Retirement Benefit Plans [Line Items]
Monthly payments to bridge funding deficit						1,875
Group Contribution
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement					£ 2,075,000
Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate			1.40%						1.40%
Proceeds from disposals net of acquisitions			£ 1,000,000			1,000,000
Bottom of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Prudent discount rate			0.70%						0.70%
Trade and Other Payables [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Present value of liabilities						£ 17,000	£ 15,000	£ 15,000
BT Pension Scheme [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of future benefit accrual						99.00%
Number of members in pension scheme | Member						293,000
BT Retirement Saving Scheme [Mmeber]
Disclosure Of Retirement Benefit Plans [Line Items]
Contribution rate						10.00%
BT Retirement Saving Scheme [Mmeber] | Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Contribution rate						11.00%
BTPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Normal pensionable age	65 years
Percentage of group's retirement benefit obligation						97.00%
Percentage retirement benefit obligation are rounded						0.05%
Percentage of exposure covered by longevity insurance						25.00%
Funding deficit contribution			£ 2,000,000						£ 2,000,000
Asset return percentage									10.50%
Funding deficit			£ 11,300,000	£ 7,000,000					£ 11,300,000
Recovery period			13 years
Payments under recovery plan						£ 850,000
Fixed interest on bonds						1,000
CPI Linked Bonds						£ 1,000
Annual payment term						10 years
Annual payment maturity range start						2020-04
Annual payment maturity range end						2030-03
Annual payment amount						£ 900,000
Deficit contributions						850,000	£ 250,000
BTPS [Member] | Financial Year 2020/2021 [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Deficit contributions						£ 400,000
Deficit contributions payment date						2020-06
BTPS [Member] | Due in 30 June 2020 [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Material contributions included in recovery plan						£ 4,500,000
BTPS [Member] | Issuance of Bond [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Proceeds from issuance of bond					£ 2,000,000
BTPS [Member] | Over Three Years to 31 March 2020 [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Payments under recovery plan						2,100,000
BTPS [Member] | Over Two Years to 30 June 2019 [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Payments under recovery plan						£ 1,250,000
BTPS [Member] | Top of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Bond maturity term						2042
BTPS [Member] | Bottom of Range [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Bond maturity term						2033
Ordinary Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement						£ 75,000
Deficit Contributions [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Group contributions based on funding valuation agreement						2,000,000
EEPS [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Funding deficit						141,000
Defined benefit liabilities						£ 900,000
Number of active members | Member						11,500
EE Pension Scheme [Member] | Global Equities [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan						28.00%
EE Pension Scheme [Member] | Property and Illiquid Alternatives [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan						22.00%
EE Pension Scheme [Member] | Absolute Return Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan						25.00%
EE Pension Scheme [Member] | Liability Driven Investment Portfolio [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Percentage of assets of benefit plan						25.00%
Other Pension Plans [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Number of defined benefit plans closed | Employee		2
Contribution to plan						£ 14,000
Other Pension Plans [Member] | Foreign Country [Member]
Disclosure Of Retirement Benefit Plans [Line Items]
Contribution to plan						£ 3,000